Contingencies and commitments	12 Months Ended
Dec. 31, 2011
Contingencies and commitments

22 Contingencies and commitments

(a)	Operating lease commitments

As of December 31, 2011, the Group had future aggregate minimum lease payments under non-cancelable operating leases as follows:

As of December 31,	Rmb
2012	2,102
2013	1,766
2014	1,458
2015	530
2016	—

Total	5,856

Rental expenses for the years ended December 31, 2009, 2010 and 2011 amounted to Rmb868, Rmb1,520 and Rmb1,998 respectively.

(b)	Capital commitments for construction in progress

SnO2 Solar Base Plate Production Lines

On September 7, 2007, China Merchants Zhangzhou Development Zone Trenda Solar Ltd. (“Zhangzhou Trenda”), a wholly-owned subsidiary of the Group, entered into a cooperation contract with an independent vendor (the “Vendor A”), in order to purchase four SnO2 solar base plates production lines at an initial aggregate consideration of US$8,000 (US$2,000 per each line, equivalent to Rmb58,357 in aggregate), which was later reduced to US$4,000, as agreed by the contracted parties.

As a result of quality issues identified in the first production line installed, Zhangzhou Trenda determined not to continue with the remaining contract terms and reserved the right to claim penalties from the Vendor. Up to December 31, 2011, US$1,000 had been paid by the Group but the directors consider that there would be no further obligation nor liabilities arising from this contractual arrangement.